Intangible Assets and Goodwill - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Begnning balance	$ 21,893	$ 1,141
Acquisition		20,850
Accumulated amortization	(1,751)	(98)
Ending balance	41,442	21,893
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Begnning balance	18,741	1,141
Acquisition		17,600
Ending balance	26,441	18,741
Customer Relationships [member]
Disclosure of detailed information about intangible assets [line items]
Begnning balance	2,827
Acquisition		2,900
Accumulated amortization	(580)	(73)
Ending balance	2,247	2,827
Non-Competition Agreements [member]
Disclosure of detailed information about intangible assets [line items]
Begnning balance	237
Acquisition		250
Accumulated amortization	(100)	(13)
Ending balance	137	237
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Begnning balance	88
Acquisition		100
Accumulated amortization	(263)	(12)
Ending balance	3,725	$ 88
Know-How [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	(808)
Ending balance	8,892
Cannex acquisition [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition	13,600
Cannex acquisition [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition	3,900
Cannex acquisition [member] | Know-How [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition	9,700
Om of Medicine acquisition [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition	7,700
Om of Medicine acquisition [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition	$ 7,700